T. ROWE PRICE Emerging Markets Discovery Stock Fund
January 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 2.1%
Common Stocks 2.1%
Grupo Financiero Galicia, ADR (USD)  364,100 24,569
Grupo Financiero Galicia, Rights, 2/20/25 (USD) (1) 4,067 55
Tenaris (EUR)  3,582,776 67,712
Total Argentina (Cost $45,373) 92,336
BRAZIL 6.3%
Common Stocks 5.0%
Banco BTG Pactual  7,967,500 44,404
Embraer (1) 6,565,900 67,276
Klabin  14,183,990 54,925
Multiplan Empreendimentos Imobiliarios  4,581,700 17,609
Rede D'Or Sao Luiz  7,176,117 34,444
218,658
Preferred Stocks 1.3%
Banco Bradesco  28,588,400 59,289
59,289
Total Brazil (Cost $242,035) 277,947
CHILE 1.8%
Common Stocks 1.8%
Banco de Chile  628,800,005 77,844
Total Chile (Cost $61,025) 77,844
CHINA 25.9%
Common Stocks 20.7%
Alibaba Group Holding (HKD)  12,963,200 159,013
China Construction Bank, Class H (HKD)  119,216,000 97,008
China Resources Gas Group (HKD)  15,656,300 53,221
China Resources Land (HKD)  15,565,500 47,381
KE Holdings, ADR (USD)  4,859,457 84,700
Kuaishou Technology (HKD) (1) 4,268,400 23,359
NetEase (HKD)  4,152,800 85,362
PDD Holdings, ADR (USD) (1)(2) 594,300 66,508
Silergy (TWD)  4,823,000 56,044
Sunny Optical Technology Group (HKD)  8,893,800 80,048

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Tongcheng Travel Holdings (HKD)  34,794,000 87,711
Trip.com Group (HKD) (1) 1,047,600 73,577
913,932
Common Stocks - China A Shares 5.2%
Bank of Ningbo, A Shares (CNH)  15,974,467 57,939
China Oilfield Services, A Shares (CNH)  22,552,674 46,414
Fuyao Glass Industry Group, A Shares (CNH)  5,351,289 43,872
Sany Heavy Industry, A Shares (CNH)  24,273,057 53,713
Wanhua Chemical Group, A Shares (CNH)  2,787,772 26,277
228,215
Total China (Cost $1,034,770) 1,142,147
HONG KONG 1.2%
Common Stocks 1.2%
Futu Holdings, ADR (USD)  562,296 54,346
Total Hong Kong (Cost $39,335) 54,346
HUNGARY 2.0%
Common Stocks 2.0%
OTP Bank  1,390,257 86,014
Total Hungary (Cost $44,844) 86,014
INDIA 13.6%
Common Stocks 13.6%
Ashok Leyland  24,531,095 61,134
Hindalco Industries  8,576,978 58,582
ICICI Bank  8,453,905 121,656
Indraprastha Gas  29,984,780 69,557
Reliance Industries  7,134,634 103,829
Shree Cement  166,129 53,166
Shriram Finance  10,688,830 66,872
Tech Mahindra  3,336,525 64,151
Total India (Cost $450,554) 598,947
INDONESIA 2.4%
Common Stocks 2.4%
Bank Rakyat Indonesia Persero  344,409,307 88,936

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Semen Indonesia Persero  104,760,300 18,032
Total Indonesia (Cost $115,802) 106,968
MALAYSIA 2.1%
Common Stocks 2.1%
CIMB Group Holdings  40,029,625 71,858
Tenaga Nasional  7,460,900 22,742
Total Malaysia (Cost $60,608) 94,600
MEXICO 3.4%
Common Stocks 3.4%
Gruma, Class B  1,771,856 30,576
Grupo Aeroportuario del Pacifico, ADR (USD)  328,060 60,806
Grupo Mexico, Series B  12,088,956 59,010
Total Mexico (Cost $103,212) 150,392
NETHERLANDS 2.2%
Common Stocks 2.2%
Prosus (ZAR)  2,465,260 94,860
Total Netherlands (Cost $79,118) 94,860
POLAND 1.4%
Common Stocks 1.4%
Powszechny Zaklad Ubezpieczen  5,084,551 62,345
Total Poland (Cost $41,190) 62,345
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (3) 192,900 —
Novatek (3) 1,864,000 —
Total Russia (Cost $29,123) —
SAUDI ARABIA 3.7%
Common Stocks 3.7%
Saudi Awwal Bank  7,541,718 72,239
Saudi Basic Industries  1,800,567 32,158

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Saudi National Bank  6,495,300 59,164
Total Saudi Arabia (Cost $165,585) 163,561
SINGAPORE 2.6%
Common Stocks 2.6%
Seatrium (1) 31,898,200 52,142
Yangzijiang Shipbuilding Holdings  26,963,000 60,383
Total Singapore (Cost $67,249) 112,525
SOUTH AFRICA 1.5%
Common Stocks 1.5%
FirstRand  15,226,012 61,947
Kumba Iron Ore  236,430 4,911
Total South Africa (Cost $59,727) 66,858
SOUTH KOREA 8.7%
Common Stocks 8.7%
HL Mando (1) 1,232,923 37,522
Hyundai Motor  534,670 75,254
Samsung Electronics  3,550,221 126,792
Samsung Life Insurance (1) 923,909 56,378
SK Hynix  651,853 87,759
Total South Korea (Cost $422,784) 383,705
TAIWAN 11.3%
Common Stocks 11.3%
ASE Technology Holding  15,687,000 81,424
Eclat Textile  3,549,000 56,543
Hon Hai Precision Industry  11,644,000 62,175
MediaTek  2,447,000 105,972
Taiwan Semiconductor Manufacturing  5,777,000 192,796
Total Taiwan (Cost $389,798) 498,910
THAILAND 4.0%
Common Stocks 4.0%
Bangkok Bank  16,402,900 75,059
SCB X  7,332,000 27,299

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
True, NVDR (1) 214,782,400 74,316
Total Thailand (Cost $135,992) 176,674
UNITED ARAB EMIRATES 1.2%
Common Stocks 1.2%
ADNOC Drilling  36,247,247 53,278
Total United Arab Emirates (Cost $40,069) 53,278
UNITED STATES 1.8%
Common Stocks 1.8%
Cognizant Technology Solutions, Class A  961,845 79,458
Total United States (Cost $72,019) 79,458
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.44% (4)(5) 37,506,857 37,507
Total Short-Term Investments (Cost $37,507) 37,507
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.44% (4)(5) 894,900 895
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 895
Total Securities Lending Collateral (Cost $895) 895
Total Investments in Securities  100.1%
(Cost $3,738,614) $ 4,412,117
Other Assets Less Liabilities (0.1)% (2,790)
Net Assets 100.0% $ 4,409,327
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2025.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

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(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
TWD Taiwan Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.44% $ — $ — $ 689++
Totals $ —# $ — $ 689+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
1/31/25
T. Rowe Price Government
Reserve Fund, 4.44% $ 76,913  ¤  ¤ $ 38,402
Total $ 38,402^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $689 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38,402.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Emerging Markets Discovery Stock Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F34-054Q1 01/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 370,387 $ 3,944,039 $ — $ 4,314,426
Preferred Stocks — 59,289 — 59,289
Short-Term Investments 37,507 — — 37,507
Securities Lending Collateral 895 — — 895
Total $ 408,789 $ 4,003,328 $ — $ 4,412,117